10. Stockholders Deficit (Tables)	15 Months Ended
Mar. 31, 2014
Equity [Abstract]
Common Stock Issued
Transaction Type		Quantity	Valuation	Range of Value per Share

Warrants exercised	(1)	1,400,000	$1,400	$0.001
Services rendered - related party	(2)	500,000	125,000	0.25
Acquisition of 4.5% interest in subsidiary	(3)	1,467,000	366,750	0.25
		3,367,000	$493,150	$0.001	-	$0.250

Stock Options, Assumptions Used
Options Granted	300,000
Grant Date	September 3, 2013
Exercise Price	$0.375
Expected Dividends	0%
Expected Volatility	150%
Risk Free Interest Rate	0.03%
Expected Life of Options	5 Years
Expected Forfeitures	0%
Fair Value per Stock Option	$0.22

Stock Option Activity
			Weighted Average	Aggregate
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2012	—	—	—	—
Granted	300,000	0.375	5.00	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—

Balance - December 31, 2013 - exercisable	300,000	0.375	4.67	—

Grant date fair value of options - 2013	66,458
Weighted average grant date fair value - 2013	0.22

Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value

Balance - December 31, 2012		$—
Granted	6,738,884	0.24	5.00
Exercised	(1,400,000)	0.001	—
Cancelled/Forfeited	(1,000,000)	0.001	—
Balance - December 31, 2013	4,338,884	$0.24	4.87	$—

All warrants are exercisable and fully vested on the grant date.